Summary of Significant Accounting Policies - Loss per share, Warrants and Options expirations (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	9,559,368	355,542
Weighted average exercise price, outstanding options	$ 5.73	$ 27.56	$ 37.12
Common stock purchase warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	6,538,073	667
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	906,892	192,273
Convertible debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	2,114,403	162,602